Revenue - Total Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) oz lb	Dec. 31, 2021 USD ($) oz lb
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 870,231	$ 881,120
Provisional pricing adjustment on concentrate sales	(15,293)	20,390
Metal content adjustments on concentrate sales	(4,744)	(1,369)
Total revenue	$ 850,194	$ 900,141
Amount of copper mark-to-market adjustments | lb	17,439,697	26,839,507
Amount of gold mark-to-market adjustments | oz	33,672	42,495
Amount of molybdenum mark-to-market adjustments | lb	563,302	65,336
Gold revenue
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 349,136	$ 467,990
Copper revenue
Statement Line Items [Line Items]
Revenue from contracts with customers	242,679	209,644
Molybdenum revenue
Statement Line Items [Line Items]
Revenue from contracts with customers	262,697	185,465
Other by-product
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 15,719	$ 18,021